CONSOLIDATED BALANCE SHEETS (Parenthetical) In Millions, except Share data, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011
Installment Loans, fair value	$ 236	¥ 19,397
Common stock, Authorized	259,000,000	259,000,000	259,000,000
Common stock, shares Issued	110,254,422	110,254,422	110,245,846
Treasury stock, shares	2,732,701	2,732,701	2,747,344